S-K 1602(c) Dilution - USD ($)		Mar. 13, 2026	Oct. 31, 2025
Net Tangible Book Value Line Items
Net Tangible Book Value		$ 102,605,000
Number Of Shares Used Line Items
Number of Shares Used Adjustment		16,127,703
Ordinary Shares Offered [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	[1]	$ 0.0066
Net Tangible Book Value Line Items
Net Tangible Book Value	[1]	$ 25,000
Number Of Shares Used Line Items
Number of Shares Used Adjustment	[1]	3,793,103
Private Units [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	[2]	$ 8.3333
Net Tangible Book Value Line Items
Net Tangible Book Value	[2]	$ 2,580,000
Number Of Shares Used Line Items
Number of Shares Used Adjustment	[2]	309,600
Public Shareholders [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	[3]	$ 8.3333
Net Tangible Book Value Line Items
Net Tangible Book Value	[3]	$ 100,000,000
Number Of Shares Used Line Items
Number of Shares Used Adjustment	[3]	12,000,000
No Over-Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share		$ (0.01)
Net Tangible Book Value Amount of Dilution, Per Share		3.75
Net Tangible Book Value, Adjusted, per Share		6.25
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share		(0.01)
Net Tangible Book Value Amount of Dilution, Per Share		9.86
Net Tangible Book Value, Adjusted, per Share		0.14
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share		(0.01)
Net Tangible Book Value Amount of Dilution, Per Share		4.43
Net Tangible Book Value, Adjusted, per Share		5.57
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share		(0.01)
Net Tangible Book Value Amount of Dilution, Per Share		5.43
Net Tangible Book Value, Adjusted, per Share		4.57
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share		(0.01)
Net Tangible Book Value Amount of Dilution, Per Share		7.00
Net Tangible Book Value, Adjusted, per Share		3.00
Full Over-Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share		(0.01)
Net Tangible Book Value Amount of Dilution, Per Share		3.75
Net Tangible Book Value, Adjusted, per Share		6.25
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share		(0.01)
Net Tangible Book Value Amount of Dilution, Per Share		9.87
Net Tangible Book Value, Adjusted, per Share		0.13
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share		(0.01)
Net Tangible Book Value Amount of Dilution, Per Share		4.43
Net Tangible Book Value, Adjusted, per Share		5.57
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share		(0.01)
Net Tangible Book Value Amount of Dilution, Per Share		5.43
Net Tangible Book Value, Adjusted, per Share		4.57
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share		(0.01)
Net Tangible Book Value Amount of Dilution, Per Share		7.01
Net Tangible Book Value, Adjusted, per Share		$ 2.99
Without Over Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value			$ (64,487)
Net Tangible Book Value Adjusted			$ 100,850,513
Without Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			10,000,000
Without Over Allotment [Member] | No Redemption [Member] | Founder Shares Received [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			$ 40,000
Without Over Allotment [Member] | No Redemption [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			25,000
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value			(64,487)
Net Tangible Book Value Adjusted			$ 850,513
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			10,000,000
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Founder Shares Received [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			$ 40,000
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			25,000
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value			(64,487)
Net Tangible Book Value Adjusted			$ 75,850,513
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			10,000,000
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Founder Shares Received [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			$ 40,000
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			25,000
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value			(64,487)
Net Tangible Book Value Adjusted			$ 50,850,513
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			10,000,000
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Founder Shares Received [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			$ 40,000
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			25,000
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value			(64,487)
Net Tangible Book Value Adjusted			$ 25,850,513
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			10,000,000
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Founder Shares Received [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			$ 40,000
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			25,000
With Over Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value			(64,487)
Net Tangible Book Value Adjusted			$ 115,888,013
With Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			11,500,000
With Over Allotment [Member] | No Redemption [Member] | Founder Shares Received [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			$ 40,000
With Over Allotment [Member] | No Redemption [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			25,000
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value			(64,487)
Net Tangible Book Value Adjusted			$ 888,013
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			11,500,000
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Founder Shares Received [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			$ 40,000
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			25,000
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value			(64,487)
Net Tangible Book Value Adjusted			$ 87,138,013
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			11,500,000
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Founder Shares Received [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			$ 40,000
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			25,000
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value			(64,487)
Net Tangible Book Value Adjusted			$ 58,388,013
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			11,500,000
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Founder Shares Received [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			$ 40,000
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			25,000
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value			(64,487)
Net Tangible Book Value Adjusted			$ 29,638,013
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			11,500,000
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Founder Shares Received [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			$ 40,000
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			$ 25,000

[1]	Assumes the full surrender and forfeiture of 568,966 founder shares and no exercise of the underwriters’ over-allotment option.
[2]	Includes the issuance of an additional 51,600 shares underlying the rights contained in the private units.
[3]	Includes the issuance of an additional 2,000,000 shares underlying the rights contained in the public shareholders.